AIG MULTI-ASSET ALLOCATION FUND@

Portfolio of Investments — January 31, 2020 — (unaudited)

Security Description	Shares	Value (Note 1)
AFFILIATED REGISTERED INVESTMENT COMPANIES# — 100.2%
Commodity Strategy Investment Companies — 8.7%
SunAmerica Specialty Series, AIG Commodity Strategy Fund, Class A (cost $23,296,475)	3,116,776	$18,981,163
Domestic Equity Investment Companies — 50.4%
SunAmerica Series, Inc., AIG Focused Dividend Strategy Fund, Class A	392,456	6,393,112
SunAmerica Series, Inc., AIG Select Dividend Growth Fund, Class A	1,423,997	21,288,753
SunAmerica Series, Inc., AIG Strategic Value Fund, Class A	790,533	22,150,731
SunAmerica Specialty Series, AIG ESG Dividend Fund, Class A	1,014,189	15,192,550
SunAmerica Specialty Series, AIG Focused Alpha Large-Cap Fund, Class A†	338,991	9,183,267
SunAmerica Specialty Series, AIG Focused Growth Fund, Class A†	542,380	13,874,068
SunAmerica Specialty Series, AIG Small-Cap Fund, Class A†	1,319,897	21,870,691
Total Domestic Equity Investment Companies (cost $103,731,306)		109,953,172
Domestic Fixed Income Investment Companies — 20.8%
SunAmerica Income Funds, AIG Flexible Credit Fund, Class A	2,679,002	8,947,866
SunAmerica Income Funds, AIG Strategic Bond Fund, Class A	2,911,983	9,958,982
SunAmerica Income Funds, AIG U.S. Government Securities Fund, Class A	2,432,826	22,868,566
SunAmerica Senior Floating Rate Fund, Inc., AIG Senior Floating Rate Fund, Class A	441,311	3,486,358
Total Domestic Fixed Income Investment Companies (cost $45,371,124)		45,261,772
Foreign Equity Investment Companies — 9.8%
SunAmerica Equity Funds, AIG International Dividend Strategy Fund, Class A	1,828,963	14,851,182
SunAmerica Equity Funds, AIG Japan Fund, Class A	946,603	6,436,902
Total Foreign Equity Investment Companies (cost $23,049,823)		21,288,084
Global Strategies Investment Companies — 10.5%
SunAmerica Specialty Series, AIG Income Explorer Fund, Class A (cost $22,160,762)	1,460,557	22,901,539
TOTAL INVESTMENTS (cost $217,609,490)	100.2%	218,385,730
Liabilities in excess of other assets	(0.2)	(328,518)
NET ASSETS	100.0%	$218,057,212

†	Non-income producing security
#	See Note 2
@

The AIG Multi-Asset Allocation Fund invests in various AIG Mutual Funds, some of which are not presented in this report. Additional information on the underlying funds, including such funds’ prospectuses and shareholder reports, are available on our website, www.aig.com/funds.

The following is a summary of the inputs used to value the Fund’s net assets as of  January 31, 2020 (see Note 1):

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Affiliated Registered Investment Companies	$218,385,730	$—	$—	$218,385,730

* For a detailed presentation of investments, please refer to the Portfolio of Investments.

See Notes to Portfolio of Investments

1

AIG ACTIVE ALLOCATION FUND@

Portfolio of Investments — January 31, 2020 — (unaudited)

Security Description	Shares	Value (Note 1)
AFFILIATED REGISTERED INVESTMENT COMPANIES# — 100.1%
Commodity Strategy Investment Companies — 1.3%
SunAmerica Specialty Series, AIG Commodity Strategy Fund, Class A (cost $1,774,765)	270,735	$1,648,774
Domestic Equity Investment Companies — 49.0%
SunAmerica Series, Inc., AIG Focused Dividend Strategy Fund, Class A	352,610	5,744,010
SunAmerica Series, Inc., AIG Select Dividend Growth Fund, Class A	485,645	7,260,398
SunAmerica Series, Inc., AIG Strategic Value Fund, Class A	397,097	11,126,647
SunAmerica Specialty Series, AIG ESG Dividend Fund, Class A	248,439	3,721,615
SunAmerica Specialty Series, AIG Focused Alpha Large-Cap Fund, Class A†	506,604	13,723,914
SunAmerica Specialty Series, AIG Focused Growth Fund, Class A†	542,959	13,888,896
SunAmerica Specialty Series, AIG Small-Cap Fund, Class A†	297,934	4,936,774
Total Domestic Equity Investment Companies (cost $59,521,486)		60,402,254
Domestic Fixed Income Investment Companies — 36.1%
SunAmerica Income Funds, AIG Flexible Credit Fund, Class A	2,197,283	7,338,927
SunAmerica Income Funds, AIG Strategic Bond Fund, Class A	1,723,977	5,896,002
SunAmerica Income Funds, AIG U.S. Government Securities Fund, Class A	2,871,687	26,993,859
SunAmerica Senior Floating Rate Fund, Inc., AIG Senior Floating Rate Fund, Class A	538,802	4,256,539
Total Domestic Fixed Income Investment Companies (cost $43,639,471)		44,485,327
Foreign Equity Investment Companies — 11.2%
SunAmerica Equity Funds, AIG International Dividend Strategy Fund, Class A	1,303,635	10,585,515
SunAmerica Equity Funds, AIG Japan Fund, Class A	474,990	3,229,931
Total Foreign Equity Investment Companies (cost $14,460,922)		13,815,446
Global Strategies Investment Companies — 2.5%
SunAmerica Specialty Series, AIG Income Explorer Fund, Class A (cost $3,098,961)	201,255	3,155,673
TOTAL INVESTMENTS (cost $122,495,605)	100.1%	123,507,474
Liabilities in excess of other assets	(0.1)	(167,789)
NET ASSETS	100.0%	$123,339,685

†	Non-income producing security

#	See Note 2

@

The AIG Active Allocation Fund invests in various AIG Mutual Funds, some of which are not presented in this report. Additional information on the underlying funds, including such funds’ prospectuses and shareholder reports, are available on our website, www.aig.com/funds.

The following is a summary of the inputs used to value the Funds’s net assets as of January 31, 2020 (see Note 1):

	Level 1 - Unadjusted	Level 2 - Other	Level 3 - Significant
	Quoted Prices	Observable Inputs	Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Affiliated Investment Companies	$123,507,474	$—	$—	$123,507,474

* For a detailed presentation of investments, please refer to the Portfolio of Investments.

See Notes to Portfolio of Investments

1

AIG FOCUSED DIVIDEND STRATEGY FUND

Portfolio of Investments — January 31, 2020 — (unaudited)

Security Description	Shares/ Principal Amount	Value (Note 1)
COMMON STOCKS — 99.4%
Advertising Agencies — 3.3%
Omnicom Group, Inc.	3,601,199	$271,206,297
Auto-Heavy Duty Trucks — 3.1%
Cummins, Inc.	1,575,245	251,991,943
Casino Hotels — 3.7%
Las Vegas Sands Corp.	4,668,800	304,919,328
Chemicals-Diversified — 5.9%
Dow, Inc.	5,226,711	240,794,576
LyondellBasell Industries NV, Class A	3,052,454	237,664,068
		478,458,644
Computer Services — 3.3%
International Business Machines Corp.	1,883,088	270,656,238
Computers — 4.0%
HP, Inc.	15,243,533	324,992,124
Computers-Memory Devices — 2.9%
NetApp, Inc.	4,502,330	240,424,422
Diversified Banking Institutions — 3.8%
JPMorgan Chase & Co.	2,314,703	306,374,089
Diversified Manufacturing Operations — 3.3%
3M Co.	1,700,378	269,781,973
Food-Misc./Diversified — 6.3%
General Mills, Inc.	4,946,265	258,293,958
Kraft Heinz Co.	8,713,648	254,438,522
		512,732,480
Machinery-Construction & Mining — 3.2%
Caterpillar, Inc.	2,001,154	262,851,578
Medical-Biomedical/Gene — 3.3%
Gilead Sciences, Inc.	4,201,119	265,510,721
Medical-Drugs — 11.1%
AbbVie, Inc.	3,651,086	295,810,988
Bristol-Myers Squibb Co.	5,208,864	327,897,989
Pfizer, Inc.	7,444,738	277,242,043
		900,951,020
Medical-Wholesale Drug Distribution — 3.2%
Cardinal Health, Inc.	5,096,555	260,994,582
Networking Products — 3.3%
Cisco Systems, Inc.	5,773,830	265,422,965
Oil Companies-Exploration & Production — 3.2%
Occidental Petroleum Corp.	6,537,681	259,676,689
Oil Companies-Integrated — 6.0%
Chevron Corp.	2,314,505	247,976,066
Exxon Mobil Corp.	3,897,211	242,094,747
		490,070,813
Retail-Consumer Electronics — 4.0%
Best Buy Co., Inc.	3,823,245	323,790,619
Retail-Drug Store — 2.9%
Walgreens Boots Alliance, Inc.	4,669,252	237,431,464
Retail-Regional Department Stores — 5.9%
Kohl’s Corp.	4,879,185	208,585,159
Macy’s, Inc.	17,101,109	272,762,688
		481,347,847
Telephone-Integrated — 6.5%
CenturyLink, Inc.	19,025,093	259,882,770
Verizon Communications, Inc.	4,485,727	266,631,613
		526,514,383
Tobacco — 7.2%
Altria Group, Inc.	6,314,998	300,151,855
Philip Morris International, Inc.	3,448,743	285,211,046
		585,362,901
Total Long-Term Investment Securities (cost $8,212,815,720)		8,091,463,120
REPURCHASE AGREEMENTS — 0.7%
Agreement with Fixed Income Clearing Corp., bearing interest at 0.25%, dated 01/31/2020, to be repurchased 02/03/2020 in the amount of $59,394,237 collateralized by $60,030,000 of United States Treasury Notes, bearing interest at 1.88% due 01/31/2022 and having an approximate value of $60,581,075 (cost $59,393,000)	59,393,000	59,393,000
TOTAL INVESTMENTS (cost $8,272,208,720)	100.1%	8,150,856,120
Liabilities in excess of other assets	(0.1)	(10,041,938)
NET ASSETS	100.0%	$8,140,814,182

The following is a summary of the inputs used to value the Fund’s net assets as of  January 31, 2020 (see Note 1):

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Common Stocks	$8,091,463,120	$—	$—	$8,091,463,120
Repurchase Agreements	—	59,393,000	—	59,393,000
Total Investments at Value	$8,091,463,120	$59,393,000	$—	$8,150,856,120

* For a detailed presentation of investments, please refer to the Portfolio of Investments.

See Notes to Portfolio of Investments

1

AIG STRATEGIC VALUE FUND

Portfolio of Investments — January 31, 2020 — (unaudited)

Security Description	Shares/ Principal Amount	Value (Note 1)
COMMON STOCKS — 99.6%
Aerospace/Defense-Equipment — 0.7%
United Technologies Corp.	8,957	$1,345,341
Airlines — 0.7%
Delta Air Lines, Inc.	25,784	1,437,200
Apparel Manufacturers — 0.2%
Ralph Lauren Corp.	4,253	482,716
Auto/Truck Parts & Equipment-Original — 0.4%
Lear Corp.	6,525	803,750
Banks-Commercial — 5.1%
Bancorp, Inc.†	75,261	890,338
East West Bancorp, Inc.	52,406	2,402,291
Home BancShares, Inc.	76,993	1,472,106
Hope Bancorp, Inc.	98,155	1,364,846
OFG Bancorp	46,041	907,468
PacWest Bancorp	66,243	2,321,817
SVB Financial Group†	3,376	811,354
		10,170,220
Banks-Super Regional — 0.4%
Comerica, Inc.	13,042	797,649
Beverages-Non-alcoholic — 1.1%
PepsiCo, Inc.	14,767	2,097,209
Broadcast Services/Program — 0.9%
Discovery, Inc., Class A†	23,787	696,007
Fox Corp., Class A	27,972	1,037,202
		1,733,209
Building & Construction Products-Misc. — 0.3%
Gibraltar Industries, Inc.†	12,811	698,456
Building-Mobile Home/Manufactured Housing — 0.2%
Thor Industries, Inc.	5,401	434,889
Building-Residential/Commercial — 0.5%
Lennar Corp., Class A	15,485	1,027,585
Cable/Satellite TV — 0.7%
Comcast Corp., Class A	32,821	1,417,539
Chemicals-Diversified — 1.7%
FMC Corp.	20,130	1,924,227
LyondellBasell Industries NV, Class A	19,085	1,485,958
		3,410,185
Computer Services — 1.9%
DXC Technology Co.	43,491	1,386,493
International Business Machines Corp.	16,134	2,318,940
		3,705,433
Computers — 0.8%
HP, Inc.	72,450	1,544,634
Consumer Products-Misc. — 0.1%
Spectrum Brands Holdings, Inc.	1,718	105,502
Containers-Metal/Glass — 0.6%
Greif, Inc., Class A	29,494	1,192,148
Cosmetics & Toiletries — 2.9%
Procter & Gamble Co.	46,416	5,784,362
Distribution/Wholesale — 0.6%
HD Supply Holdings, Inc.†	27,258	1,110,491
Diversified Banking Institutions — 0.5%
Bank of America Corp.	28,927	949,673
Diversified Manufacturing Operations — 2.3%
Eaton Corp. PLC	23,441	2,214,471
Parker-Hannifin Corp.	11,981	2,344,562
		4,559,033
Electric-Integrated — 4.9%
AES Corp.	85,813	1,704,246
FirstEnergy Corp.	158,046	8,027,157
		9,731,403
Electronic Components-Semiconductors — 3.8%
Intel Corp.	97,968	6,263,094
Micron Technology, Inc.†	11,207	594,980
Skyworks Solutions, Inc.	6,792	768,515
		7,626,589
Electronic Parts Distribution — 0.6%
Arrow Electronics, Inc.†	14,526	1,103,104
Energy-Alternate Sources — 0.2%
FutureFuel Corp.	30,397	333,151
Engineering/R&D Services — 0.7%
AECOM†	28,619	1,380,294
Enterprise Software/Service — 1.7%
Oracle Corp.	62,757	3,291,605
Finance-Consumer Loans — 0.3%
LendingClub Corp.†	49,643	581,816
Finance-Investment Banker/Broker — 0.7%
Jefferies Financial Group, Inc.	67,924	1,469,875
Finance-Other Services — 3.3%
CME Group, Inc.	8,149	1,769,229
Intercontinental Exchange, Inc.	15,253	1,521,334
Nasdaq, Inc.	28,793	3,353,233
		6,643,796
Financial Guarantee Insurance — 1.6%
MGIC Investment Corp.	132,286	1,824,224
Radian Group, Inc.	54,130	1,325,644
		3,149,868
Food-Meat Products — 0.6%
Tyson Foods, Inc., Class A	14,526	1,200,283
Food-Misc./Diversified — 1.5%
Kraft Heinz Co.	101,702	2,969,698
Independent Power Producers — 0.7%
NRG Energy, Inc.	36,888	1,360,798
Instruments-Controls — 3.5%
Honeywell International, Inc.	40,780	7,063,912
Insurance-Multi-line — 2.0%
Allstate Corp.	32,813	3,889,653
Insurance-Property/Casualty — 3.8%
Assurant, Inc.	13,786	1,799,900
Hanover Insurance Group, Inc.	19,360	2,682,909
Travelers Cos., Inc.	22,654	2,981,719
		7,464,528
Insurance-Reinsurance — 0.8%
Essent Group, Ltd.	31,651	1,570,206
Investment Management/Advisor Services — 5.1%
Franklin Resources, Inc.	89,892	2,274,267
Legg Mason, Inc.	99,278	3,886,734
T. Rowe Price Group, Inc.	29,734	3,970,381
		10,131,382

1

Medical Instruments — 2.6%
Medtronic PLC	45,117	5,208,307
Medical Labs & Testing Services — 0.5%
Quest Diagnostics, Inc.	8,192	906,609
Medical-Biomedical/Gene — 2.9%
Amgen, Inc.	4,713	1,018,244
Bio-Rad Laboratories, Inc., Class A†	7,388	2,666,477
Biogen, Inc.†	2,139	575,070
Gilead Sciences, Inc.	24,493	1,547,957
		5,807,748
Medical-Drugs — 5.8%
Bristol-Myers Squibb Co.	30,483	1,918,905
Johnson & Johnson	33,661	5,011,113
Pfizer, Inc.	124,952	4,653,212
		11,583,230
Medical-HMO — 1.0%
Centene Corp.†	23,737	1,490,921
Molina Healthcare, Inc.†	3,923	482,411
		1,973,332
Medical-Wholesale Drug Distribution — 0.8%
McKesson Corp.	11,507	1,641,013
Multimedia — 1.9%
Walt Disney Co.	27,926	3,862,445
Networking Products — 2.2%
Cisco Systems, Inc.	95,742	4,401,260
Oil Companies-Exploration & Production — 2.6%
Amplify Energy Corp.	50,923	274,475
ConocoPhillips	55,980	3,326,891
HighPoint Resources Corp.†	171,328	198,741
Occidental Petroleum Corp.	36,311	1,442,273
		5,242,380
Oil Companies-Integrated — 3.3%
Chevron Corp.	23,499	2,517,683
Exxon Mobil Corp.	64,927	4,033,265
		6,550,948
Oil Refining & Marketing — 1.2%
Phillips 66	25,539	2,333,498
Oil-Field Services — 0.2%
Baker Hughes Co.	22,997	498,115
Pharmacy Services — 0.5%
CVS Health Corp.	13,645	925,404
Real Estate Investment Trusts — 3.5%
Iron Mountain, Inc.	35,106	1,109,701
Lamar Advertising Co., Class A	34,258	3,179,485
Outfront Media, Inc.	48,409	1,439,683
Simon Property Group, Inc.	8,861	1,179,842
		6,908,711
Real Estate Management/Services — 0.5%
Jones Lang LaSalle, Inc.	5,582	947,935
Retail-Consumer Electronics — 0.4%
Best Buy Co., Inc.	9,470	802,014
Retail-Drug Store — 1.0%
Walgreens Boots Alliance, Inc.	37,990	1,931,792
Retail-Misc./Diversified — 0.1%
GameStop Corp., Class A	42,027	161,384
Retail-Office Supplies — 0.1%
Office Depot, Inc.	118,341	262,717
Retail-Restaurants — 1.8%
McDonald’s Corp.	16,780	3,590,417
Savings & Loans/Thrifts — 0.5%
Sterling Bancorp	54,988	1,099,760
Schools — 0.9%
Graham Holdings Co., Class B	1,409	773,851
Laureate Education, Inc., Class A†	53,821	1,121,630
		1,895,481
Steel-Producers — 0.7%
Nucor Corp.	28,931	1,373,933
Telephone-Integrated — 4.2%
AT&T, Inc.	84,028	3,161,133
Verizon Communications, Inc.	87,901	5,224,836
		8,385,969
Tobacco — 1.6%
Philip Morris International, Inc.	38,290	3,166,583
Transport-Truck — 0.4%
Knight-Swift Transportation Holdings, Inc.	21,897	811,941
Total Long-Term Investment Securities (cost $183,764,827)		198,042,111
REPURCHASE AGREEMENTS — 0.6%
Agreement with Fixed Income Clearing Corp., bearing interest at 0.25% dated 01/31/2020, to be repurchased 02/03/2020 in the amount of $1,138,024 and collateralized by $1,155,000 of United States Treasury Notes, bearing interest at 1.88% due 01/31/2022 and having an approximate value of $1,165,603 (cost $1,138,000)	1,138,000	1,138,000
TOTAL INVESTMENTS (cost $184,902,827)	100.2%	199,180,111
Liabilities in excess of other assets	(0.2)	(333,693)
NET ASSETS	100.0%	$198,846,418

†	Non-income producing security

The following is a summary of the inputs used to value the Funds’s net assets as of January 31, 2020 (see Note 1):

	Level 1 - Unadjusted	Level 2 - Other	Level 3 - Significant
	Quoted Prices	Observable Inputs	Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Common Stock	$198,042,111	$—	$—	$198,042,111
Repurchase Agreements	—	1,138,000	—	1,138,000
	$198,042,111	$1,138,000	$—	$199,180,111

* For a detailed presentation of investments, please refer to the Portfolio of Investments.

See Notes to Portfolio of Investments

2

AIG Select Dividend Growth Fund

Portfolio of Investments — January 31, 2020 — (unaudited)

Security Description	Shares	Value (Note 1)
COMMON STOCKS — 100.1%
Advertising Agencies — 4.8%
Interpublic Group of Cos., Inc.	48,488	$1,100,678
Omnicom Group, Inc.	12,723	958,169
		2,058,847
Aerospace/Defense — 4.8%
Boeing Co.	2,977	947,490
Lockheed Martin Corp.	2,611	1,117,821
		2,065,311
Airlines — 4.7%
Alaska Air Group, Inc.	16,390	1,058,630
Delta Air Lines, Inc.	17,067	951,315
		2,009,945
Apparel Manufacturers — 2.4%
VF Corp.	12,415	1,030,073
Auto-Heavy Duty Trucks — 2.5%
Cummins, Inc.	6,664	1,066,040
Auto/Truck Parts & Equipment-Original — 2.6%
Lear Corp.	8,960	1,103,693
Beverages-Non-alcoholic — 2.5%
PepsiCo, Inc.	7,492	1,064,014
Casino Hotels — 2.8%
Las Vegas Sands Corp.	18,165	1,186,356
Chemicals-Diversified — 2.5%
Eastman Chemical Co.	14,925	1,063,705
Computer Services — 2.5%
International Business Machines Corp.	7,355	1,057,134
Computers-Memory Devices — 2.7%
NetApp, Inc.	21,125	1,128,075
Containers-Paper/Plastic — 4.9%
Packaging Corp. of America	9,690	927,818
WestRock Co.	29,225	1,139,775
		2,067,593
Data Processing/Management — 2.4%
Paychex, Inc.	12,068	1,035,072
Distribution/Wholesale — 2.7%
Fastenal Co.	32,389	1,129,728
Diversified Manufacturing Operations — 4.9%
3M Co.	6,095	967,033
Illinois Tool Works, Inc.	6,490	1,135,620
		2,102,653
Electronic Components-Semiconductors — 4.8%
Broadcom, Inc.	3,562	1,086,980
Texas Instruments, Inc.	7,971	961,701
		2,048,681
Finance-Investment Banker/Broker — 2.5%
TD Ameritrade Holding Corp.	22,679	1,076,799
Industrial Automated/Robotic — 2.9%
Rockwell Automation, Inc.	6,481	1,242,148
Insurance-Property/Casualty — 2.4%
Progressive Corp.	12,747	1,028,555
Investment Management/Advisor Services — 5.0%
Franklin Resources, Inc.	36,390	920,667
T. Rowe Price Group, Inc.	9,060	1,209,782
		2,130,449
Medical-Biomedical/Gene — 2.4%
Amgen, Inc.	4,821	1,041,577
Medical-Drugs — 2.8%
AbbVie, Inc.	14,920	1,208,818
Medical-Wholesale Drug Distribution — 2.7%
Cardinal Health, Inc.	22,841	1,169,688
Networking Products — 2.2%
Cisco Systems, Inc.	20,477	941,328
Oil Refining & Marketing — 2.5%
Valero Energy Corp.	12,461	1,050,587
Pharmacy Services — 2.6%
CVS Health Corp.	16,176	1,097,056
Resort/Theme Parks — 2.3%
Vail Resorts, Inc.	4,122	966,650
Retail-Consumer Electronics — 3.0%
Best Buy Co., Inc.	14,989	1,269,418
Semiconductor Components-Integrated Circuits — 2.7%
QUALCOMM, Inc.	13,264	1,131,552
Steel-Producers — 2.5%
Steel Dynamics, Inc.	35,130	1,049,684
Telecommunication Equipment — 2.2%
Juniper Networks, Inc.	41,082	942,421
Tobacco — 2.4%
Altria Group, Inc.	21,266	1,010,773
Tools-Hand Held — 2.5%
Snap-on, Inc.	6,665	1,063,934
TOTAL INVESTMENTS (cost $39,106,109)	100.1%	42,638,357
Liabilities in excess of other assets	(0.1)	(31,850)
NET ASSETS	100.0%	$42,606,507

The following is a summary of the inputs used to value the Fund’s net assets as of January 31, 2020 (see Note 1):

	Level 1 - Unadjusted Quoted Prices	Level 2- Other Observable Inputs	Level 3-Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Common Stocks	$42,638,357	$—	$—	$42,638,357

* For a detailed presentation of investments, please refer to the Portfolio of Investments.

See Notes to Portfolio of Investments

1

NOTES TO FINANCIAL STATEMENTS — January 31, 2020 — (unaudited)

Note 1.  Security Valuation

In accordance with the authoritative guidance on fair value measurements and disclosures under U.S. generally accepted accounting principles (“GAAP”), the Funds disclose the fair value of their investments in a hierarchy that prioritizes the inputs to valuation techniques used to measure the fair value. In accordance with GAAP, fair value is defined as the price that the Funds would receive upon selling an asset or transferring a liability in a timely transaction to an independent third party in the principal or most advantageous market. GAAP establishes a three-tier hierarchy to provide more transparency around the inputs used to measure fair value and to establish classification of fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk. Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability developed based on the best information available in the circumstances. The three-tiers are as follows:

Level 1 — Unadjusted quoted prices in active markets for identical securities

Level 2 — Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, referenced indices, quoted prices in inactive markets, adjusted quoted prices in active markets, adjusted quoted prices on foreign equity securities that were adjusted in accordance with pricing procedures approved by the Board of Directors (the “Board”), etc.)

Level 3 — Significant unobservable inputs (includes inputs that reflect the Funds’ own assumptions about the assumptions market participants would use in pricing the security, developed based on the best information available under the circumstances)

Changes in valuation techniques may result in transfers in or out of an investment’s assigned Level within the hierarchy. The methodology used for valuing investments is not necessarily an indication of the risk associated with investing in those investments and the determination of the significance of a particular input to the fair value measurement in its entirety requires judgment and consideration of factors specific to each security.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is recently issued and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The summary of the Funds’ assets and liabilities classified in the fair value hierarchy as of January 31, 2020, is reported on a schedule at the end of each Fund’s Portfolio of Investments.

Stocks are generally valued based upon closing sales prices reported on recognized securities exchanges on which the securities are principally traded and are generally categorized as Level 1. Stocks listed on the NASDAQ are valued using the NASDAQ Official Closing Price (“NOCP”). Generally, the NOCP will be the last sale price unless the reported trade for the stock is outside the range of the bid/ask price. In such cases, the NOCP will be normalized to the nearer of the bid or ask price. For listed securities having no sales reported and for unlisted securities, such securities will be valued based upon the last reported bid price.

As of the close of regular trading on the New York Stock Exchange (“NYSE”), securities traded primarily on security exchanges outside the United States are valued at the last sale price on such exchanges on the day of valuation, or if there is no sale on the day of valuation, at the last-reported bid price. If a security’s price is available from more than one exchange, the Funds use the exchange that is the primary market for the security. Such securities are generally categorized as Level 1. However, depending on the foreign market, closing prices may be up to 15 hours old when they are used to price a Fund’s shares, and the Fund may determine that certain closing prices do not reflect the fair value of the security. This determination will be based on the review of a number of factors, including developments in foreign markets, the performance of U.S. securities markets, and the performance of instruments trading in U.S. markets that represent foreign securities and baskets of foreign securities. If a Fund determines that closing prices do not reflect the fair value of the securities, the Fund will adjust the previous closing prices in accordance with pricing procedures approved by the Board to reflect what it believes to be the fair value of the securities as of the close of regular trading on the NYSE. The Funds may also fair value securities in other situations, for example, when a particular foreign market is closed but a Fund is open. For foreign equity securities and foreign equity futures contracts, the Funds use an outside pricing service to provide it with closing market prices and information used for adjusting those prices, and when so adjusted, such securities and futures are generally categorized as Level 2.

Bonds, debentures, and other debt securities are valued at evaluated bid prices obtained for the day of valuation from a Board-approved pricing service, and are generally categorized as Level 2. The pricing services may use valuation models or matrix pricing which considers information with respect to comparable bond and note transactions, quotations from bond dealers, or by reference to other securities that are considered comparable in such characteristics as rating, interest rate, maturity date, option adjusted spread models, prepayments projections, interest rate spreads, and yield curves to determine current value. If a price is unavailable from a Board-approved pricing service, the securities may be priced at the mean of two independent quotes obtained from brokers.

Investments in registered investment companies that do not trade on an exchange are valued at the end of day net asset value per share. Investments in registered investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded. Investments in registered investment companies are generally categorized as Level 1.

Other securities are valued on the basis of last sale or bid price (if a last sale price is not available) which is, in the opinion of the Adviser, the broadest and most representative market, that may be either a securities exchange or over-the-counter market, and are generally categorized as Level 1 or Level 2.

The Board is responsible for the share valuation process and has adopted policies and procedures (the “PRC Procedures”) for valuing the securities and other assets held by the Funds, including procedures for the fair valuation of securities and other assets for which market quotations are not readily available or are unreliable. The PRC Procedures provide for the establishment of a pricing review committee, which is responsible for, among other things, making certain determinations in connection with the Fund’s fair valuation procedures. Securities for which market quotations are not readily available or the values of which may be significantly impacted by the occurrence of developments or significant events are generally categorized as Level 3. There is no single standard for making fair value determinations, which may result in prices that vary from those of other funds.

Master Agreements: The Funds have entered into Master Repurchase Agreements (“Master Agreements”) with certain counterparties that govern repurchase agreement transactions. The Master Agreements may contain provisions regarding, among other things, the parties’ general obligations, representations, agreements, collateral requirements and events of default. Collateral can be in the form of cash or securities as agreed to by the Funds and applicable counterparty. The Master Agreements typically specify certain standard termination events, such as failure of a party to pay or deliver, credit support defaults and other events of default. Upon the occurrence of an event of default, the other party may elect to terminate early and cause settlement of all repurchase agreement transactions outstanding pursuant to a particular Master Agreement, including the payment of any losses and costs resulting from such early termination, as reasonably determined by the terminating party. Any decision by one or more of the Funds’ counterparties to elect early termination could cause the Funds to accelerate the payment of liabilities. Typically, the Master Agreement will permit a single net payment in the event of default. Note, however, that bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against the right of offset in bankruptcy, insolvency or other events. As of January 31, 2020, the repurchase agreements held by the Funds are subject to master netting agreements. See each Fund’s Portfolio of Investments and Notes to Financial Statements for more information about a Fund’s holdings in repurchase agreements.

Note 2.  Transactions with Affiliates

As disclosed in the Portfolio of Investments, the AIG Multi-Asset Allocation Fund and AIG Active Allocation Fund owned shares of the Underlying Funds. For the year ended January 31, 2020, transactions in these securities were as follows:

AIG Multi-Asset Allocation

		Capital Gain					Change in
		Distribution	Market Value at	Cost of	Proceeds from	Realized	Unrealized	Market Value at
Security	Income	Received	October 31, 2019	Purchases†	Sales	Gain (Loss)	Gain (Loss)	January 31, 2020
SunAmerica Equity Funds, AIG International Dividend Strategy Fund, Class A	$136,109	$—	$15,207,694	$345,353	$540,699	$(140,940)	$(20,226)	$14,851,182
SunAmerica Equity Funds, AIG Japan Fund, Class A	33,792	—	7,180,432	40,433	584,407	37,305	(236,861)	6,436,902
SunAmerica Income Funds, AIG Flexible Credit Fund, Class A	119,237	—	8,996,878	128,092	312,544	66	135,374	8,947,866
SunAmerica Income Funds, AIG Strategic Bond Fund, Class A	95,700	—	9,592,322	601,643	347,593	(6,053)	118,663	9,958,982
SunAmerica Income Funds, AIG U.S. Government Securities Fund, Class A	95,861	—	22,535,778	909,067	772,428	(34,770)	230,919	22,868,566
SunAmerica Senior Floating Rate Fund, Inc., AIG Senior Floating Rate Fund, Class A	47,363	—	3,521,624	50,683	117,203	195	31,059	3,486,358
SunAmerica Series, Inc., AIG Focused Dividend Strategy Fund, Class A	70,362	220,845	6,667,788	297,848	234,408	14,320	(352,436)	6,393,112
SunAmerica Series, Inc., AIG Select Dividend Growth Fund, Class A	136,400	—	22,653,268	158,536	1,931,358	99,479	308,828	21,288,753
SunAmerica Series, Inc., AIG Strategic Value Fund, Class A	335,268	455,273	22,155,740	812,678	781,359	172,094	(208,422)	22,150,731
SunAmerica Specialty Series, AIG Commodity Strategy Fund, Class A	152,407	—	20,929,336	174,544	781,358	(471,402)	(869,957)	18,981,163
SunAmerica Specialty Series, AIG ESG Dividend Fund, Class A	91,353	—	15,600,382	106,849	546,951	19,679	12,591	15,192,550
SunAmerica Specialty Series, AIG Focused Alpha Large-Cap Fund, Class A	—	920,043	8,978,897	928,897	312,544	25,552	(437,535)	9,183,267
SunAmerica Specialty Series, AIG Focused Growth Fund, Class A	—	1,289,585	12,876,248	1,302,867	468,815	18,892	144,876	13,874,068
SunAmerica Specialty Series, AIG Income Explorer Fund, Class A	165,062	—	23,354,638	187,198	781,359	41,038	100,024	22,901,539
SunAmerica Specialty Series, AIG Small-Cap Fund, Class A	—	502,685	21,913,918	524,821	781,358	89,823	123,487	21,870,691
	$1,478,914	$3,388,431	$222,164,943	$6,569,509	$9,294,384	$(134,722)	$(919,616)	$218,385,730

† Includes reinvestment of distributions paid.

AIG Active Allocation

		Capital Gain					Change in
		Distributions	Market Value at	Cost of	Proceeds from	Realized	Unrealized	Market Value at
Security	Income	Received	October 31, 2019	Purchases†	Sales	Gain (Loss)	Gain (Loss)	January 31, 2020
SunAmerica Equity Funds, AIG International Dividend Strategy Fund, Class A	$99,092	$—	$10,242,546	$901,834	$436,986	$8,538	$(130,417)	$10,585,515
SunAmerica Equity Funds, AIG Japan Fund, Class A	16,280	—	3,616,518	26,636	313,480	(21,664)	(78,079)	3,229,931
SunAmerica Income Funds, AIG Flexible Credit Fund, Class A	98,220	—	7,408,165	120,814	302,139	(3,767)	115,854	7,338,927
SunAmerica Income Funds, AIG Strategic Bond Fund, Class A	59,017	—	5,559,837	498,776	233,547	(6,424)	77,360	5,896,002
SunAmerica Income Funds, AIG U.S. Government Securities Fund, Class A	116,296	—	26,016,860	1,809,043	1,073,541	(43,467)	284,964	26,993,859
SunAmerica Senior Floating Rate Fund, Inc., AIG Senior Floating Rate Fund, Class A	58,161	—	4,322,917	71,340	176,247	(1,253)	39,782	4,256,539
SunAmerica Series, Inc., AIG Focused Dividend Strategy Fund, Class A	63,721	199,999	6,006,178	281,606	239,193	(4,678)	(299,903)	5,744,010
SunAmerica Series, Inc., AIG Select Dividend Growth Fund, Class A	44,673	—	7,552,001	67,267	477,139	16,341	101,928	7,260,398
SunAmerica Series, Inc., AIG Strategic Value Fund, Class A	169,814	230,597	11,164,211	434,301	453,208	98,860	(117,517)	11,126,647
SunAmerica Specialty Series, AIG Commodity Strategy Fund, Class A	13,348	—	4,316,938	21,111	2,572,798	(338,310)	221,833	1,648,774
SunAmerica Specialty Series, AIG Focused Alpha Large-Cap Fund, Class A	—	1,387,240	13,471,847	1,428,662	553,921	63,584	(686,258)	13,723,914
SunAmerica Specialty Series, AIG Focused Growth Fund, Class A	—	1,300,930	12,916,701	1,340,468	528,742	17,942	142,527	13,888,896
SunAmerica Specialty Series, AIG Income Explorer Fund, Class A	22,830	—	3,229,416	32,244	125,891	2,521	17,383	3,155,673
SunAmerica Specialty Series, AIG Small-Cap Fund, Class A	—	114,387	4,960,092	129,450	201,425	28,045	20,612	4,936,774
SunAmerica Specialty Series, AIG ESG Dividend Fund, Class A	22,553	—	3,830,432	33,849	151,069	5,655	2,748	3,721,615
	$784,005	$3,233,153	$124,614,659	$7,197,401	$7,839,326	$(178,077)	$(287,183)	$123,507,474

† Includes reinvestment of distributions paid.

ADDITIONAL INFORMATION

Additional information is available in the SunAmerica Series, Inc.’s Annual and Semiannual reports which may be obtained without charge from the EDGAR database on the Security and Exchange Commission’s website at http://www.sec.gov.